Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares	Mar. 31, 2016 CNY (¥) ¥ / shares shares	Mar. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic	$ 6,345	¥ 43,675	¥ 71,460	¥ 24,149
Reversal of accretion of Convertible Preference Shares | ¥				15
Reversal of dividend of Convertible Preference Shares | ¥				97
Dilution effect arising from share-based awards issued by a subsidiary and equity investees | ¥		(11)
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted | ¥		¥ 43,664	¥ 71,460	¥ 24,261
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares) | shares	2,493	2,493	2,458	2,337
Adjustments for dilutive share options and RSUs (million shares) | shares	80	80	104	120
Conversion of Convertible Preference Shares (million shares) | shares				43
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares) | shares	2,573	2,573	2,562	2,500
Net income per ordinary share/ADS - basic | (per share)	$ 2.55	¥ 17.52	¥ 29.07	¥ 10.33
Net income per ordinary share/ADS - diluted | (per share)	$ 2.47	¥ 16.97	¥ 27.89	¥ 9.70